Intangible Assets, Net - Schedule of Intangible Assets, Net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Schedule of Intangible Assets, Net [Line Items]
Total cost	¥ 432,010	$ 61,777	¥ 431,977
Less: accumulated amortization	(33,176)	(4,744)	(26,721)
Impairment	(398,834)	(57,033)
Intangible assets, net			405,256
Trademark [Member]
Schedule of Intangible Assets, Net [Line Items]
Total cost	49,924	7,140	49,924
Patent [Member]
Schedule of Intangible Assets, Net [Line Items]
Total cost	122	17	122
Copyright [Member]
Schedule of Intangible Assets, Net [Line Items]
Total cost	271	39	238
Software [Member]
Schedule of Intangible Assets, Net [Line Items]
Total cost	9,993	1,429	9,993
License acquired [Member]
Schedule of Intangible Assets, Net [Line Items]
Total cost	¥ 371,700	$ 53,152	¥ 371,700